INCOME TAXES - Income Tax Recovery Components (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 23, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current tax on net earnings		$ 36,748	$ 6,291
Adjustments in respect to prior year		973	0
Total current tax expense		37,721	6,291
Deferred tax expense
Originating and reversal of temporary differences in the current year		10,545	21,148
Income tax expense		48,266	27,439	[1],[2],[3]
Income taxes paid	$ 13,200	$ 25,800	$ 5,500

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[3]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.